Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2010 shares
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance	6,367,186	2,867,713	2,330,743
Number of options, granted	690,757	4,481,294	947,516
Number of options, Forfeited and expired	(559,023)	(154,805)	(177,775)
Number of options, Exercised	(1,065,521)	(827,016)	(232,771)
Number of options outstanding, ending balance	5,433,399	6,367,186	2,867,713
Number of options, exercisable	1,313,158	1,325,558	1,138,321
Weighted average exercise price per share outstanding, beginning balance | $	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted | $	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired | $	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised | $	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance | $	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance | $	0.0005	0.0005	0.0005
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance | $	1.14	1.45	1.47
Weighted average exercise price per share, Exercised | $	0.63	3.64	5.39
Weighted average exercise price per share outstanding, ending balance | $	1.28	1.14	1.45
Weighted average exercise price per share, ending balance | $	$ 1.28	$ 1.14	$ 1.45
Number of options outstanding, beginning balance	333,121	379,939	382,439
Number of options, granted	0	0	0	2,703,810
Number of options, Exercised	(71,711)	(46,818)	(2,500)
Number of options outstanding, ending balance	261,410	333,121	379,939
Number of options, exercisable	261,410	333,121	379,939